HODGES SMALL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS at December 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 99.9%
Apparel: 5.5%
3,000	Carter's, Inc.	$282,210
21,000	Delta Apparel, Inc. [1]	421,470
		703,680
Apparel & Shoe Retail: 2.1%
25,000	Duluth Holdings, Inc. - Class B [1]	264,000

Automobile Retail: 2.6%
3,000	America's Car-Mart, Inc. [1]	329,520

Banks: 14.9%
5,000	BancFirst Corp.	293,500
23,000	Hilltop Holdings, Inc.	632,730
7,000	Independent Bank Group, Inc.	437,640
3,000	Prosperity Bancshares, Inc.	208,080
7,000	Triumph Bancorp, Inc. [1]	339,850
		1,911,800
Building Materials: 5.3%
4,000	Eagle Materials, Inc.	405,400
7,000	U.S. Concrete, Inc. [1]	279,790
		685,190
Computers: 2.9%
10,000	NCR Corp. [1]	375,700

Discount Retail: 1.6%
4,000	Citi Trends, Inc.	198,720

Distribution & Wholesale: 1.1%
4,000	Systemax, Inc.	143,560

Diversified Financial Services: 2.3%
20,000	Westwood Holdings Group, Inc.	290,000

Electronics: 2.5%
20,000	Kimball Electronics, Inc. [1]	319,800

Engineering & Construction: 4.5%
5,000	Arcosa, Inc.	274,650
60,000	Orion Group Holdings, Inc. [1]	297,600
		572,250
Healthcare Products: 1.5%
50,000	ViewRay, Inc. [1]	191,000

Home Builders: 3.2%
16,000	Taylor Morrison Home Corp. [1]	410,400

Home Furnishings: 5.0%
16,000	Bassett Furniture Industries, Inc.	321,280
10,000	Hooker Furniture Corp.	322,500
		643,780
Insurance: 4.9%
50,000	Hallmark Financial Services, Inc. [1]	178,000
7,500	Horace Mann Educators Corp.	315,300
6,000	NMI Holdings, Inc. - Class A [1]	135,900
		629,200
Iron & Steel: 5.1%
25,000	Cleveland-Cliffs, Inc.	364,000
14,000	Commercial Metals Co.	287,560
		651,560
Leisure Time: 6.5%
3,400	Brunswick Corp.	259,216
12,000	Nautilus, Inc. [1]	217,680
15,000	Vista Outdoor, Inc. [1]	356,400
		833,296
Machinery-Diversified: 2.6%
11,000	Ichor Holdings Ltd. [1]	331,595

Metal Fabrication & Hardware: 4.6%
6,000	Lawson Products, Inc. [1]	305,460
10,000	Northwest Pipe Co. [1]	283,000
		588,460
Mining: 2.7%
33,000	Equinox Gold Corp. [1]	341,220

Oil & Gas Exploration & Production: 2.9%
15,000	Whiting Petroleum Corp. [1]	375,000

Oil Companies Exploration & Production: 1.7%
50,000	Comstock Resources, Inc. [1]	218,500

Real Estate Investment Trusts: 1.4%
30,000	Capstead Mortgage Corp.	174,300

Semiconductors: 2.9%
2,500	Synaptics, Inc. [1]	241,000
4,000	Ultra Clean Holdings, Inc. [1]	124,600
		365,600
Textiles: 2.0%
100,000	The Dixie Group, Inc. [1,2]	255,000

Transportation: 7.6%
23,000	Covenant Transportation Group, Inc. - Class A [1]	340,630
15,000	Marten Transport Ltd.	258,450
55,000	US Xpress Enterprises, Inc. - Class A [1]	376,200
		975,280
TOTAL COMMON STOCKS
(Cost $10,142,129)		12,778,411

TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $10,142,129)	12,778,411
Other Assets in Excess of Liabilities: 0.1%	13,323
TOTAL NET ASSETS: 100.0%	$12,791,734

[1]	Non-income producing security.
[2]	Company is an “affiliated person” of the Fund, as defined in the Investment Company Act of 1940.

Hodges Small Intrinsic Value Fund
Summary of Fair Value Exposure at December 31, 2020 (Unaudited)

The Hodges Small Intrinsic Value Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2020. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$12,778,411	$-	$-	$12,778,411
Total Investments in Securities	$12,778,411	$-	$-	$12,778,411

Affiliates Common Stocks	Share Balance December 31, 2020	Value March 31, 2020	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Value December 31, 2020	Dividend Income
The Dixie Group, Inc. [1]	100,000	$101,518	$-	$(76,112)	$(9,003)	$238,597	$255,000	$-

[1] Non-income producing security.

The Fund did not have investments in majority-owned subsidiaries or other controlled companies.